Provisions - Summary of Changes in Group's Provisions (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non current [member]
Disclosure of provisions [line items]
Provisions beginning balance	$ 83,388	$ 54,734	$ 47,358
Increases charged to expenses	27,564	10,126	6,823
Decreases charged to income	(5,371)	(14,621)	(1,568)
Amounts incurred due to payments/utilization	(73)	(76)	(25)
Net exchange and translation differences	43,103	50,995	8,357
Increases due to business combination		465
Result from net monetary position	(92)	(204)
Reclassifications and other movements	(3,751)	(18,031)	(6,211)
Provisions ending balance	144,768	83,388	54,734
Non current [member] | Provision for lawsuits and contingencies [member]
Disclosure of provisions [line items]
Provisions beginning balance	21,235	11,667	9,205
Increases charged to expenses	18,460	3,320	2,394
Decreases charged to income	(2,358)	(371)	(1,570)
Amounts incurred due to payments/utilization	(73)	(76)	(25)
Net exchange and translation differences	7,405	6,826	1,483
Result from net monetary position	(92)	(204)
Reclassifications and other movements	(744)	73	180
Provisions ending balance	43,833	21,235	11,667
Non current [member] | Provision for environmental liabilities [member]
Disclosure of provisions [line items]
Provisions beginning balance	3,720	1,196	530
Increases charged to expenses	1,695	3,021	1,483
Decreases charged to income	(63)		(6)
Net exchange and translation differences	479	495
Increases due to business combination		465
Reclassifications and other movements	(2,003)	(1,457)	(811)
Provisions ending balance	3,828	3,720	1,196
Non current [member] | Provision for Hydrocarbon Wells Abandonment Obligations [member]
Disclosure of provisions [line items]
Provisions beginning balance	58,433	41,871	37,623
Increases charged to expenses	7,409	3,785	2,946
Decreases charged to income	(2,950)	(14,250)	8
Net exchange and translation differences	35,219	43,674	6,874
Reclassifications and other movements	(1,004)	(16,647)	(5,580)
Provisions ending balance	97,107	58,433	41,871
Current [member]
Disclosure of provisions [line items]
Provisions beginning balance	4,529	2,442	1,994
Increases charged to expenses	9	357	83
Decreases charged to income	(744)	(266)	(408)
Amounts incurred due to payments/utilization	(4,789)	(2,576)	(1,363)
Net exchange and translation differences	1,628	1,309	196
Result from net monetary position		66
Reclassifications and other movements	4,827	3,197	1,940
Provisions ending balance	5,460	4,529	2,442
Current [member] | Provision for lawsuits and contingencies [member]
Disclosure of provisions [line items]
Provisions beginning balance	1,123	688	569
Increases charged to expenses	9	357	83
Decreases charged to income	(744)	(266)	(410)
Amounts incurred due to payments/utilization	(194)	(129)	(187)
Net exchange and translation differences	443	471	75
Result from net monetary position		66
Reclassifications and other movements	648	(64)	558
Provisions ending balance	1,285	1,123	688
Current [member] | Provision for environmental liabilities [member]
Disclosure of provisions [line items]
Provisions beginning balance	1,622	1,018	868
Amounts incurred due to payments/utilization	(1,821)	(933)	(661)
Net exchange and translation differences	106	80
Reclassifications and other movements	2,003	1,457	811
Provisions ending balance	1,910	1,622	1,018
Current [member] | Provision for Hydrocarbon Wells Abandonment Obligations [member]
Disclosure of provisions [line items]
Provisions beginning balance	1,784	736	557
Decreases charged to income			2
Amounts incurred due to payments/utilization	(2,774)	(1,514)	(515)
Net exchange and translation differences	1,079	758	121
Reclassifications and other movements	2,176	1,804	571
Provisions ending balance	$ 2,265	$ 1,784	$ 736